Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets
Note 7 -  Fixed Assets

	December 31,
	2011	2010
	U.S. Dollars
Land	863	863
Building	10,224	10,102
Machinery and equipment	8,930	8,690
Office furniture and equipment	5,267	5,127
Automobiles	151	176
Leasehold improvements	1,145	1,527

	26,580	26,485
Less accumulated depreciation	12,003	11,408

	14,577	15,077

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $1,911, $1,862 and $1,904, respectively.

In accordance with agreements signed in August 2010 with Bank Leumi L'Israel and in August 2011 with Bank Mizrahi, a lien has been placed on the Company's facility in Israel. See Note 17(D).